UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C 20549

       FORM 13F

       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment[]; Amendment Number:

This Amendment (Check only one): [] is a restatement.
                                 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
         Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, February 1, 2001

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $214,371

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     1726 95225.000SH       SOLE                 5500.000         89725.000
AT&T                           COM              001957109       87 5027.000 SH       SOLE                                   5027.000
                                                               104 6009.000 SH       OTHER                                  6009.000
Alcoa                          COM              013817101     5874 175330.000SH      SOLE                74550.000        100780.000
American Home Products         COM              026609107      300 4725.000 SH       SOLE                                   4725.000
American International Group   COM              026874107     1697 17221.000SH       SOLE                 1800.000         15421.000
Andrew Corporation             COM              034425108     5237 240775.000SH      SOLE               107700.000        133075.000
Apache Corp.                   COM              037411105     1536 21925.000SH       SOLE                 2050.000         19875.000
Atmel Corp.                    COM              049513104     3321 285700.000SH      SOLE               119050.000        166650.000
BP Amoco PLC Spons ADR         COM              055622104      568 11855.000SH       SOLE                                  11855.000
                                                               192 4012.000 SH       OTHER                                  4012.000
Bellsouth Corporation          COM              079860102      160 3900.000 SH       SOLE                                   3900.000
                                                               201 4912.000 SH       OTHER                                  4912.000
Bristol Myers Squibb           COM              110122108     1587 21465.000SH       SOLE                 3800.000         17665.000
CVS Corporation                COM              126650100     7437 124075.000SH      SOLE                45050.000         79025.000
Canadian National Railway      COM              136375102     4890 164713.000SH      SOLE                70250.000         94463.000
Carnival Corp Class A          COM              143658102     7922 257100.000SH      SOLE               105500.000        151600.000
Chase Manhattan Corp.          COM              16161a108     5301 116658.000SH      SOLE                50237.000         66421.000
Citizens Banking Corp.         COM              174420109      215 7414.000 SH       SOLE                                   7414.000
Clarcor, Inc.                  COM              179895107     1525 73723.000SH       SOLE                                  73723.000
Coca-Cola Company              COM              191216100      764 12530.000SH       SOLE                                  12530.000
Colgate Palmolive              COM              194162103     1668 25840.000SH       SOLE                                  25840.000
Comerica Inc                   COM              200340107     2893 48723.000SH       SOLE                  750.000         47973.000
Compaq Computer Corp.          COM              204493100     2983 198191.000SH      SOLE                89925.000        108266.000
DPL Inc                        COM              233293109      552 16628.000SH       SOLE                                  16628.000
Diebold, Inc.                  COM              253651103     5510 165092.000SH      SOLE                69417.000         95675.000
Dupont                         COM              263534109      201 4158.000 SH       SOLE                                   4158.000
Elan Corp. PLC ADR             COM              284131208     4007 85600.000SH       SOLE                35050.000         50550.000
Electronic Data System Corp.   COM              285661104     8472 146705.000SH      SOLE                58083.000         88622.000
Enron                          COM              293561106      557 6700.000 SH       SOLE                                   6700.000
Equity Office Properties Trust COM              294741103     2895 88744.000SH       SOLE                55091.000         33653.000
Equity Residential Properties  COM              29476L107     1735 31375.000SH       SOLE                 8350.000         23025.000
Everest RE Group Ltd           COM              G3223r108     6809 95060.000SH       SOLE                36950.000         58110.000
Exxon Mobil Corporation        COM              302316102     5768 66341.002SH       SOLE                22638.000         43703.002
                                                               366 4208.000 SH       OTHER                                  4208.000
Fannie Mae                     COM              313586109     6642 76565.000SH       SOLE                23040.000         53525.000
General Electric               COM              369604103     5198 108428.000SH      SOLE                 2000.000        106428.000
IBM                            COM              459200101     4715 55467.000SH       SOLE                20242.000         35225.000
Intel Corp                     COM              458140100      457 15200.000SH       SOLE                                  15200.000
JLG Industries                 COM              466210101     1037 97645.000SH       SOLE                                  97645.000
Johnson & Johnson              COM              478160104     6653 63325.000SH       SOLE                25500.000         37825.000
Kroger Co.                     COM              501044101     6700 247575.000SH      SOLE                97575.000        150000.000
Lowe's Companies               COM              548661107     3780 84950.000SH       SOLE                35900.000         49050.000
MBIA Inc                       COM              55262C100     5678 76606.000SH       SOLE                31816.000         44790.000
McDonalds Corp                 COM              580135101      654 19230.000SH       SOLE                                  19230.000
Medtronic Inc                  COM              585055106      429 7100.000 SH       SOLE                                   7100.000
Mercantile Bankshares Corp.    COM              587405101     5247 121500.000SH      SOLE                56900.000         64600.000
Merck & Company                COM              589331107     5386 57525.000SH       SOLE                22600.000         34925.000
Microsoft Corp.                COM              594918104     2521 58130.000SH       SOLE                 3050.000         55080.000
Minnesota Mining & Mfg         COM              604059105     5000 41496.000SH       SOLE                20550.000         20946.000
Nabors Industries              COM              629568106     6771 114475.000SH      SOLE                46350.000         68125.000
Old Kent Financial Corp        COM              679833103      630 14396.999SH       SOLE                  315.000         14081.999
                                                              1020 23323.000SH       OTHER                                 23323.000
Outback Steakhouse, Inc.       COM              689899102     3501 135305.000SH      SOLE                52675.000         82630.000
Pfizer                         COM              717081103     1160 25215.000SH       SOLE                                  25215.000
Royal Dutch Petroleum          COM              780257705      509 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      800 16758.000SH       SOLE                                  16758.000
                                                               509 10665.000SH       OTHER                                 10665.000
SPX Corp                       COM              784635104     5177 47853.000SH       SOLE                19383.000         28470.000
Santa Fe International         COM              G7805C108      625 19500.000SH       SOLE                  200.000         19300.000
Sara Lee                       COM              803111103      393 16000.000SH       SOLE                                  16000.000
Schering Plough                COM              806605101     2562 45148.000SH       SOLE                  100.000         45048.000
Schlumberger                   COM              806857108      484 6060.000 SH       SOLE                                   6060.000
Shell Transport & Trading      COM              822703609      721 14600.000SH       SOLE                  200.000         14400.000
Southtrust Corp.               COM              844730101     3523 86575.000SH       SOLE                59350.000         27225.000
Stryker Corp                   COM              863667101      243 4800.000 SH       SOLE                                   4800.000
Tellabs, Inc.                  COM              879664100     5591 98955.000SH       SOLE                39410.000         59545.000
Texas Instruments Inc.         COM              882508104     2360 49820.000SH       SOLE                 2875.000         46945.000
Transocean Sedco Forex, Inc.   COM              G90078109     3930 85434.000SH       SOLE                38955.000         46479.000
Tyco International Ltd New     COM              902124106     8933 160954.000SH      SOLE                58252.000        102702.000
USX-Marathon Group             COM              902905827     3987 143683.000SH      SOLE                74858.000         68825.000
Verizon Communications         COM              92343V104     4690 93562.000SH       SOLE                36007.000         57555.000
                                                               193 3860.000 SH       OTHER                                  3860.000
Wells Fargo & Co.              COM              949740104       67 1200.000 SH       SOLE                                   1200.000
                                                               835 15000.000SH       OTHER                                 15000.000